Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 6,966	$ 3,183		$ 6,508
Restricted deposits	33	34		34
Trade receivables, net of allowance for credit losses of $669 and $380 as of June 30, 2024 and December 31, 2023		278		657
Prepaid expenses and other receivables	558	467		584
Inventory	625	607		935
TOTAL CURRENT ASSETS	8,182	4,569		8,718
NON-CURRENT ASSETS:
Restricted deposits	81	85		85
Operating lease right-of-use assets, net	850	1,144		1,539
Property, plant and equipment	4,811	4,563		1,878
Other asset		233		240
TOTAL NON-CURRENT ASSETS	5,742	6,025		3,742
TOTAL ASSETS	13,924	10,594		12,460
CURRENT LIABILITIES:
Trade payables	172	321		246
Deferred revenue	387	387		418
Other payables	1,653	1,401		1,369
Current maturities of operating lease liabilities	544	611		606
TOTAL CURRENT LIABILITIES	2,756	2,720		2,639
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan	4,345	4,461		4,255
Warrants’ liability	11
Operating lease liabilities	276	533		933
TOTAL NON-CURRENT LIABILITIES	4,632	4,994		5,188
COMMITMENTS
TOTAL LIABILITIES	7,388	7,714		7,827
SHAREHOLDERS’ EQUITY:
Ordinary Shares	124	124	[1]	88	[1]
Additional paid in capital	105,474	100,237		91,902
Foreign currency cumulative translation reserve	(2,053)	(2,053)		(1,577)
Accumulated deficit	(97,009)	(95,428)		(85,780)
TOTAL SHAREHOLDERS’ EQUITY	6,536	2,880		4,633
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 13,924	$ 10,594		$ 12,460

[1]	Post reverse split and elimination of par value, see Note 10A.